Cover	May 02, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2022
Entity File Number	001-38037
Entity Registrant Name	SG BLOCKS, INC.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5011 Gate Parkway
Entity Address, Address Line Two	Building 100
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SGBX
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5011 Gate Parkway
Entity Address, Address Line Two	Building 100
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
Security Exchange Name	NASDAQ